Derivatives and hedging activities	6 Months Ended
Jun. 30, 2012
Derivatives and hedging activities
Derivatives and hedging activities
Note 22 Derivatives and hedging activities
> Refer to “Note 23 – Derivatives and hedging activities” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q12 and to “Note 29 – Derivatives and hedging activities” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2011 for further information.

Fair value of derivative instruments
The tables below present gross derivative replacement values by type of contract and balance sheet location and whether the derivative is used for trading purposes or in a qualifying hedging relationship. Notional amounts have also been provided as an indication of the volume of derivative activity within the Bank.

Information on bifurcated embedded derivatives has not been included in these tables. Under US GAAP, the Bank elected to account for substantially all financial instruments with an embedded derivative that is not considered clearly and closely related to the host contract at fair value.

> Refer to “Note 25 – Financial instruments” for further information.
Fair value of derivative instruments
	Trading			Hedging			[1]

end of 6M12	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Forwards and forward rate agreements	8,036.9	4.1	3.6	0.0	0.0	0.0

Swaps	28,731.0	656.5	647.6	57.3	3.5	1.7

Options bought and sold (OTC)	3,250.2	66.7	67.6	0.0	0.0	0.0

Futures	3,128.0	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	1,380.4	0.5	0.4	0.0	0.0	0.0

Interest rate products	44,526.5	727.8	719.2	57.3	3.5	1.7

Forwards	2,372.1	21.5	22.0	21.0	0.1	0.0

Swaps	1,334.2	31.8	48.5	0.0	0.0	0.0

Options bought and sold (OTC)	1,040.7	11.2	11.5	0.0	0.0	0.0

Futures	22.3	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	4.5	0.1	0.1	0.0	0.0	0.0

Foreign exchange products	4,773.8	64.6	82.1	21.0	0.1	0.0

Forwards	19.1	1.0	1.1	0.0	0.0	0.0

Options bought and sold (OTC)	37.6	1.3	1.3	0.0	0.0	0.0

Futures	0.3	0.0	0.0	0.0	0.0	0.0

Precious metals products	57.0	2.3	2.4	0.0	0.0	0.0

Forwards	4.9	0.8	0.1	0.0	0.0	0.0

Swaps	223.2	5.6	6.2	0.0	0.0	0.0

Options bought and sold (OTC)	239.7	13.2	13.9	0.0	0.0	0.0

Futures	72.2	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	378.8	17.3	19.9	0.0	0.0	0.0

Equity/index-related products	918.8	36.9	40.1	0.0	0.0	0.0

Credit derivatives [2]	1,952.3	47.6	45.3	0.0	0.0	0.0

Forwards	3.3	0.4	0.4	0.0	0.0	0.0

Swaps	55.7	6.8	6.0	0.0	0.0	0.0

Options bought and sold (OTC)	29.7	1.7	1.7	0.0	0.0	0.0

Futures	177.8	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	62.3	2.9	2.8	0.0	0.0	0.0

Other products [3]	328.8	11.8	10.9	0.0	0.0	0.0

Total derivative instruments	52,557.2	891.0	900.0	78.3	3.6	1.7

The notional amount for derivative instruments (trading and hedging) was CHF 52,635.5 billion as of 6M12.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP. 2 Primarily credit default swaps. 3 Primarily commodity, energy and emission products.

Fair value of derivative instruments (continued)
	Trading			Hedging			[1]

end of 2011	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Forwards and forward rate agreements	7,210.5	4.5	4.2	0.0	0.0	0.0

Swaps	28,760.7	658.2	650.3	67.9	3.7	2.1

Options bought and sold (OTC)	2,902.5	65.9	66.3	0.0	0.0	0.0

Futures	2,537.1	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	962.3	0.4	0.3	0.0	0.0	0.0

Interest rate products	42,373.1	729.0	721.1	67.9	3.7	2.1

Forwards	2,133.8	29.7	30.7	17.4	0.1	0.0

Swaps	1,231.7	34.0	51.4	0.0	0.0	0.0

Options bought and sold (OTC)	831.7	12.3	12.7	0.0	0.0	0.0

Futures	25.6	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	3.7	0.0	0.0	0.0	0.0	0.0

Foreign exchange products	4,226.5	76.0	94.8	17.4	0.1	0.0

Forwards	16.3	1.4	1.4	0.0	0.0	0.0

Options bought and sold (OTC)	34.7	0.9	1.0	0.0	0.0	0.0

Futures	0.1	0.0	0.0	0.0	0.0	0.0

Precious metals products	51.1	2.3	2.4	0.0	0.0	0.0

Forwards	4.1	0.9	0.0	0.0	0.0	0.0

Swaps	211.5	5.8	5.8	0.0	0.0	0.0

Options bought and sold (OTC)	241.5	14.5	14.9	0.2	0.0	0.0

Futures	57.8	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	366.0	18.2	21.2	0.0	0.0	0.0

Equity/index-related products	880.9	39.4	41.9	0.2	0.0	0.0

Credit derivatives [2]	2,042.8	63.3	60.0	0.0	0.0	0.0

Forwards	8.7	0.9	0.8	0.0	0.0	0.0

Swaps	63.6	8.3	7.8	0.0	0.0	0.0

Options bought and sold (OTC)	29.9	2.2	1.7	0.0	0.0	0.0

Futures	177.1	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	63.3	3.9	3.8	0.0	0.0	0.0

Other products [3]	342.6	15.3	14.1	0.0	0.0	0.0

Total derivative instruments	49,917.0	925.3	934.3	85.5	3.8	2.1

The notional amount for derivative instruments (trading and hedging) was CHF 50,002.5 billion as of December 31, 2011.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP. 2 Primarily credit default swaps. 3 Primarily commodity, energy and emission products.

Fair value of derivative instruments (continued)
	6M12		2011

end of	Positive replacement value (PRV)	Negative replacement value (NRV)	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Replacement values (trading and hedging) before netting agreements	894.6	901.7	929.1	936.4

Counterparty netting [1]	(811.6)	(811.6)	(836.5)	(836.5)

Cash collateral netting [1]	(37.5)	(40.0)	(36.3)	(37.9)

Replacement values (trading and hedging) after netting agreements	45.5	50.1	56.3	62.0

of which recorded in trading assets (PRV) and trading liabilities (NRV)	42.2	48.6	52.7	60.2

of which recorded in other assets (PRV) and other liabilities (NRV)	3.3	1.5	3.6	1.8

1 Netting is based on legally enforceable netting agreements.

Fair value hedges
in	6M12	6M11

Gains/(losses) recognized in income on derivatives (CHF million)

Interest rate products	449	(10)

Foreign exchange products	(12)	(2)

Total	437	(12)

Gains/(losses) recognized in income on hedged items (CHF million)

Interest rate products	(476)	(17)

Foreign exchange products	12	2

Total	(464)	(15)

Details of fair value hedges (CHF million)

Net gains/(losses) on the ineffective portion	(27)	(27)

Represents gains/(losses) recognized in trading revenues.

Cash flow hedges
in	6M12	6M11

Gains/(losses) recognized in AOCI on derivatives (CHF million)

Foreign exchange products	0	4

Total	0	4

Gains/(losses) reclassified from AOCI into income (CHF million)

Foreign exchange products	0	31

Total	0	31

Represents gains/(losses) on effective portion.
1 Included in commissions and fees.

The net gain associated with cash flow hedges expected to be reclassified from accumulated other comprehensive income (AOCI) within the next 12 months was CHF 1 million.

Net investment hedges
in	6M12	6M11

Gains/(losses) recognized in AOCI on derivatives (CHF million)

Foreign exchange products	(201)	1,000

Total	(201)	1,000

Gains/(losses) reclassified from AOCI into income (CHF million)

Foreign exchange products [1]	77	(2)

Total	77	(2)

Represents gains/(losses) on effective portion.
1 Included in other revenues.

The Bank includes all derivative instruments not included in hedge accounting relationships in its trading activities.
> Refer to “Note 8 – Trading revenues” for gains and losses on trading activities by product type.
Disclosures relating to contingent credit risk
The following table provides the Bank’s current net exposure from contingent credit risk relating to derivative contracts with bilateral counterparties and special purpose entities (SPEs) that include credit support agreements, the related collateral posted and the additional collateral required in a one-notch and a two-notch downgrade event, respectively. The table also includes derivative contracts with contingent credit risk features without credit support agreements that have accelerated termination event conditions. The current net exposure for derivative contracts with bilateral counterparties and contracts with accelerated termination event conditions is the aggregate fair value of derivative instruments that were in a net liability position. For SPEs, the current net exposure by contract may include amounts other than or in addition to the NRV of derivative instruments with credit-risk-related contingent features.

Contingent credit risk
end of	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total

6M12 (CHF billion)

Current net exposure	17.1	1.6	0.7	19.4

Collateral posted	16.0	1.5	–	17.5

Additional collateral required in a one-notch downgrade event	0.1	1.5	0.0	1.6

Additional collateral required in a two-notch downgrade event	0.4	2.7	0.5	3.6

2011 (CHF billion)

Current net exposure	17.0	2.0	0.7	19.7

Collateral posted	14.8	1.8	–	16.6

Additional collateral required in a one-notch downgrade event	0.2	1.6	0.0	1.8

Additional collateral required in a two-notch downgrade event	0.4	3.0	0.5	3.9

Credit derivatives
Credit protection sold/purchased
The following tables do not include all credit derivatives and differ from the credit derivatives in the “Fair value of derivative instruments” tables. This is due to the exclusion of certain credit derivative instruments under US GAAP, which defines a credit derivative as a derivative instrument (a) in which one or more of its underlyings are related to the credit risk of a specified entity (or a group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit risk-related events specified in the contract.

Certain cash collateralized debt obligations (CDOs) and other derivative instruments were excluded as they do not fall within the scope of US GAAP rules. Total return swaps (TRS) of CHF 3.8 billion and CHF 4.8 billion as of the end of 6M12 and 2011, respectively, were also excluded because a TRS does not expose the seller to potential loss from credit risk-related events specified in the contract. A TRS only provides protection against a loss in asset value and not against additional amounts as a result of specific credit events.

Credit protection sold/purchased
end of 6M12	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold

Single-name instruments (CHF billion)

Investment grade [2]	(465.5)	441.7		(23.8)	66.6	(7.8)

Non-investment grade	(195.6)	182.4		(13.2)	22.1	(6.1)

Total single-name instruments	(661.1)	624.1		(37.0)	88.7	(13.9)

of which sovereigns	(126.1)	124.2		(1.9)	10.3	(4.3)

of which non-sovereigns	(535.0)	499.9		(35.1)	78.4	(9.6)

Multi-name instruments (CHF billion)

Investment grade [2]	(254.6)	231.0		(23.6)	15.5	(6.8)

Non-investment grade	(24.8)	22.5	[3]	(2.3)	4.6	(4.0)

Total multi-name instruments	(279.4)	253.5		(25.9)	20.1	(10.8)

of which sovereigns	(16.5)	16.2		(0.3)	0.5	(0.7)

of which non-sovereigns	(262.9)	237.3		(25.6)	19.6	(10.1)

Total instruments (CHF billion)

Investment grade [2]	(720.1)	672.7		(47.4)	82.1	(14.6)

Non-investment grade	(220.4)	204.9		(15.5)	26.7	(10.1)

Total instruments	(940.5)	877.6		(62.9)	108.8	(24.7)

of which sovereigns	(142.6)	140.4		(2.2)	10.8	(5.0)

of which non-sovereigns	(797.9)	737.2		(60.7)	98.0	(19.7)

1 Represents credit protection purchased with identical underlyings and recoveries. 2 Based on internal ratings of BBB and above. 3 Includes the Clock Finance transaction.

Credit protection sold/purchased (continued)
end of 2011	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold

Single-name instruments (CHF billion)

Investment grade [2]	(452.2)	432.4		(19.8)	55.6	(9.0)

Non-investment grade	(189.1)	179.4		(9.7)	16.7	(15.3)

Total single-name instruments	(641.3)	611.8		(29.5)	72.3	(24.3)

of which sovereigns	(134.8)	132.6		(2.2)	10.8	(8.1)

of which non-sovereigns	(506.5)	479.2		(27.3)	61.5	(16.2)

Multi-name instruments (CHF billion)

Investment grade [2]	(278.2)	253.1		(25.1)	14.5	(15.5)

Non-investment grade	(71.9)	64.1	[3]	(7.8)	9.0	(1.7)

Total multi-name instruments	(350.1)	317.2		(32.9)	23.5	(17.2)

of which sovereigns	(18.4)	17.5		(0.9)	0.9	(1.5)

of which non-sovereigns	(331.7)	299.7		(32.0)	22.6	(15.7)

Total instruments (CHF billion)

Investment grade [2]	(730.4)	685.5		(44.9)	70.1	(24.5)

Non-investment grade	(261.0)	243.5		(17.5)	25.7	(17.0)

Total instruments	(991.4)	929.0		(62.4)	95.8	(41.5)

of which sovereigns	(153.2)	150.1		(3.1)	11.7	(9.6)

of which non-sovereigns	(838.2)	778.9		(59.3)	84.1	(31.9)

1 Represents credit protection purchased with identical underlyings and recoveries. 2 Based on internal ratings of BBB and above. 3 Includes the Clock Finance transaction.

The following table reconciles the notional amount of credit derivatives included in the table “Fair value of derivative instruments” to the table “Credit protection sold/purchased”.
Credit derivatives
end of	6M12	2011

Credit derivatives (CHF billion)

Credit protection sold	940.5	991.4

Credit protection purchased	877.6	929.0

Other protection purchased	108.8	95.8

Other instruments [1]	25.4	26.6

Total credit derivatives	1,952.3	2,042.8

1 Consists of certain cash collateralized debt obligations, total return swaps and other derivative instruments.

The segregation of the future payments by maturity range and underlying risk gives an indication of the current status of the potential for performance under the derivative contracts.
Maturity of credit protection sold
end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total

6M12 (CHF billion)

Single-name instruments	142.8	407.9	110.4	661.1

Multi-name instruments	37.2	137.8	104.4	279.4

Total instruments	180.0	545.7	214.8	940.5

2011 (CHF billion)

Single-name instruments	134.1	394.5	112.7	641.3

Multi-name instruments	58.7	202.4	89.0	350.1

Total instruments	192.8	596.9	201.7	991.4